Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income (loss)	$ 8,526	$ 7,579	$ 24,517	$ 22,532
Non-interest income (loss)	6,771	6,597	27,766	19,177
Total revenue	15,297	14,176	52,283	41,709
Provision for (recovery of) credit losses	971	1,072	3,524	3,144
Insurance service expenses	1,563	1,669	4,487	4,283
Non-interest expenses	8,522	11,012	24,731	27,443
Income (loss) before income taxes and share of net income from investment in Schwab	4,241	423	19,541	6,839
Provision for (recovery of) income taxes	905	794	2,588	2,157
Share of net income from investment in Schwab	0	190	305	525
Net income (loss)	3,336	(181)	17,258	5,207
Assets	2,035,162		2,035,162		$ 2,061,751
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,239	3,994	12,397	11,639
Non-interest income (loss)	1,002	1,009	2,984	3,087
Total revenue	5,241	5,003	15,381	14,726
Provision for (recovery of) credit losses	463	435	1,606	1,325
Insurance service expenses	0	0	0	0
Non-interest expenses	2,066	1,967	6,204	5,908
Income (loss) before income taxes and share of net income from investment in Schwab	2,712	2,601	7,571	7,493
Provision for (recovery of) income taxes	759	729	2,119	2,097
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	1,953	1,872	5,452	5,396
Assets	606,169		606,169		584,468
U.S. Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,101	2,936	9,203	8,676
Non-interest income (loss)	376	616	(351)	1,826
Total revenue	3,477	3,552	8,852	10,502
Provision for (recovery of) credit losses	317	378	1,210	1,143
Insurance service expenses	0	0	0	0
Non-interest expenses	2,381	5,664	7,099	10,817
Income (loss) before income taxes and share of net income from investment in Schwab	779	(2,490)	543	(1,458)
Provision for (recovery of) income taxes	19	87	(402)	119
Share of net income from investment in Schwab	0	178	277	555
Net income (loss)	760	(2,399)	1,222	(1,022)
Assets	528,372		528,372		606,572
Wealth ManagementAnd Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	373	316	1,104	905
Non-interest income (loss)	3,300	3,033	9,670	8,693
Total revenue	3,673	3,349	10,774	9,598
Provision for (recovery of) credit losses	0	0	0	0
Insurance service expenses	1,563	1,669	4,487	4,283
Non-interest expenses	1,155	1,104	3,459	3,178
Income (loss) before income taxes and share of net income from investment in Schwab	955	576	2,828	2,137
Provision for (recovery of) income taxes	252	146	738	531
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	703	430	2,090	1,606
Assets	23,409		23,409		23,217
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	110	(26)	48	361
Non-interest income (loss)	1,953	1,821	6,144	5,154
Total revenue	2,063	1,795	6,192	5,515
Provision for (recovery of) credit losses	71	118	266	183
Insurance service expenses	0	0	0	0
Non-interest expenses	1,493	1,310	4,489	4,240
Income (loss) before income taxes and share of net income from investment in Schwab	499	367	1,437	1,092
Provision for (recovery of) income taxes	101	50	321	209
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	398	317	1,116	883
Assets	716,640		716,640		686,795
Corporate [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	703	359	1,765	951
Non-interest income (loss)	140	118	9,319	417
Total revenue	843	477	11,084	1,368
Provision for (recovery of) credit losses	120	141	442	493
Insurance service expenses	0	0	0	0
Non-interest expenses	1,427	967	3,480	3,300
Income (loss) before income taxes and share of net income from investment in Schwab	(704)	(631)	7,162	(2,425)
Provision for (recovery of) income taxes	(226)	(218)	(188)	(799)
Share of net income from investment in Schwab	0	12	28	(30)
Net income (loss)	(478)	$ (401)	7,378	$ (1,656)
Assets	$ 160,572		$ 160,572		$ 160,699